Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of basic and diluted net loss per ordinary share [Abstract]
Allocation of loss attributable to ordinary shareholders	$ 5,837	$ 11,845	$ 11,905	$ 23,719	$ 39,557
Weighted average Ordinary shares outstanding	44,383,474	19,505,246	32,910,446	19,222,423
Basic and diluted loss per share	$ 0.13	$ 0.61	$ 0.36	$ 1.23